UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

McIntyre Global Equity Fund
Portfolio of Investments by Industry at December 31, 2004 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Market Value

Commercial Services & Supplies - 9.0%
Cendant Corp. (United States)	45,000	$1,052,100

Communications Equipment - 13.1%
Motorola, Inc. (United States)	40,000	688,000
Nortel Networks Corp. (Canada)*#	100,000	349,000
Scientific-Atlanta, Inc. (United States)	15,000	495,150
		1,532,150

Financial Services - 19.3%
Citigroup, Inc. (United States)	18,389	885,982
J.P. Morgan Chase & Co. (United States)	20,000	780,200
Merrill Lynch & Co., Inc. (United States)	10,000	597,700
		2,263,882

Hotels, Restaurants & Leisure - 7.7%
Caesars Entertainment, Inc. (United States)*	45,000	906,300

Industrial Conglomerates - 3.1%
General Electric Co. (United States)	10,000	365,000

Media - 15.6%
Time Warner, Inc. (United States)*	60,000	1,166,400
Viacom, Inc. - Class B (United States)	18,115	659,205
		1,825,605

Semiconductor & Semiconductor Equipment - 8.3%
LSI Logic Corp. (United States)*	43,327	237,432
Texas Instruments, Inc. (United States)	30,000	738,600
		976,032

Software - 4.6%
Microsoft Corp. (United States)	20,000	534,200

Specialty Retail - 7.6%
Best Buy Co., Inc. (United States)	15,000	891,300

Telecommunication Services - 10.4%
Qwest Communications International, Inc. (United States)*	150,000	666,000
Vodafone Group PLC - ADR (United Kingdom)	20,000	547,600
		1,213,600

TOTAL COMMON STOCKS (Cost $9,197,953)		11,560,169

Total Investments in Securities (Cost $9,197,953) - 98.7%		11,560,169
Cash and Other Assets in Excess of Liabilities - 1.3%		153,611
NET ASSETS - 100.0%		$11,713,780

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

Portfolio of Investments by Country at December 31, 2004 (Unaudited)

		Percent of
Country		Net Assets

Canada		3.0%
United Kingdom		4.7%
United States		91.0%

Total Investments in Securities		98.7%
Cash and Other Assets in Excess of Liabilities		1.3%
NET ASSETS		100.0%

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  2/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  2/24/05

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  2/24/05

* Print the name and title of each signing officer under his or her signature.